Fair Value Measurements - Summary of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs at Measurement Dates (Details) - Level 3		2 Months Ended	5 Months Ended	6 Months Ended
	Sep. 21, 2020	Sep. 30, 2020	Dec. 31, 2020	Jun. 30, 2021
Stock Price
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Alternative Investment, Measurement Input			10.08	9.90
Stock Price | Minimum [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Alternative Investment, Measurement Input	9.42	9.42
Stock Price | Maximum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Alternative Investment, Measurement Input	9.64	9.64
Volatility
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Alternative Investment, Measurement Input	0.1000	0.1000	0.1000	0.215
Expected Life of the Options to Convert
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Alternative Investment, Measurement Term	6 years	6 years	5 years 10 months 24 days
Expected Life of the Options to Convert | Minimum [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Alternative Investment, Measurement Term				4 years 9 months
Expected Life of the Options to Convert | Maximum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Alternative Investment, Measurement Term				5 years 3 months
Risk-free Rate
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Alternative Investment, Measurement Input	0.0037	0.0037	0.0048	0.0091
Dividend yield
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Alternative Investment, Measurement Input	0.000	0.000	0.000
Probability of merger
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Alternative Investment, Measurement Input	1.000	1.000	1.000